Segment Information, Information about Company's Reportable Segments (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023 Vessel	Dec. 31, 2024 Segment	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Information [Abstract]
Number of vessels acquired | Vessel	2		0
Number of reportable segments | Segment		2
Voyage charter revenues			$ 1,310,312	$ 3,253,385	$ 0
Total vessel revenues			22,394,283	22,304,613	15,637,653
Voyage expenses (including charges from related parties)			(1,594,751)	(2,505,152)	(219,066)
Vessel operating expenses			(9,300,399)	(9,392,960)	(4,322,281)
Management fees to related parties			(1,930,810)	(1,710,651)	(666,500)
Provision for doubtful accounts			(25,369)	0	0
Depreciation and amortization			(4,901,246)	(3,364,618)	(1,405,124)
Gain on sale of vessel			0	8,226,258	0
Operating income/(loss)			(5,557,155)	8,200,225	6,931,335
Interest and finance costs			(230,531)	(31,815)	(14,068)
Interest income			8,354,608	2,053,749	4,550
Interest income from related party			364,205	0	0
Dividend income from related party			2,645,833	1,020,833	0
Foreign exchange losses			(21,019)	(14,978)	(1,859)
Dividend income on equity securities			4,136	0	0
Loss on equity securities			(48,542)	0	0
Less: Unallocated corporate general and administrative expenses (including related parties)			(10,198,863)	(5,357,265)	(2,093,347)
Net income and comprehensive income from continuing operations, before taxes			5,511,535	11,228,014	6,919,958
Net income and comprehensive income from discontinued operations, before taxes			19,695,969	129,759,646	43,966,606
Net income and comprehensive income, before taxes			25,207,504	140,987,660	50,886,564
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			14,315,299	3,439,356	0
Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues			1,310,312	3,253,385	0
Pool [Member]
Segment Information [Abstract]
Vessel revenues			6,768,672	15,611,872	15,637,653
Operating Segment [Member]
Segment Information [Abstract]
Operating income/(loss)			4,641,708	13,557,490	9,024,682
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Total vessel revenues			6,768,672	15,611,872	15,637,653
Voyage expenses (including charges from related parties)			(315,055)	(198,730)	(219,066)
Vessel operating expenses			(2,310,289)	(5,164,248)	(4,322,281)
Management fees to related parties			(386,162)	(688,547)	(666,500)
Provision for doubtful accounts			0	0	0
Depreciation and amortization			(1,168,558)	(1,490,577)	(1,405,124)
Gain on sale of vessel			0	8,226,258	0
Operating income/(loss)			2,588,608	16,296,028	9,024,682
Operating Segment [Member] | Handysize Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			0	0	0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues			0	0	0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			6,768,672	15,611,872	15,637,653
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Total vessel revenues			15,625,611	6,692,741
Voyage expenses (including charges from related parties)			(1,279,696)	(2,306,422)
Vessel operating expenses			(6,990,110)	(4,228,712)
Management fees to related parties			(1,544,648)	(1,022,104)
Provision for doubtful accounts			(25,369)	0
Depreciation and amortization			(3,732,688)	(1,874,041)
Gain on sale of vessel			0	0
Operating income/(loss)			2,053,100	(2,738,538)
Operating Segment [Member] | LPG Carrier Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			14,315,299	3,439,356
Operating Segment [Member] | LPG Carrier Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues			1,310,312	3,253,385
Operating Segment [Member] | LPG Carrier Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			0	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs			(230,531)	(31,815)	(14,068)
Interest income			8,354,608	2,053,749	4,550
Interest income from related party			364,205	0	0
Dividend income from related party			2,645,833	1,020,833	0
Foreign exchange losses			(21,019)	(14,978)	(1,859)
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses (including related parties)			$ (10,198,863)	$ (5,357,265)	$ (2,093,347)